Goodwill and Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets, Net [Abstract]
Goodwill and Other Intangible Assets, Net
15.	Goodwill and Other Intangible Assets, Net

On October 14, 2011, the Company completed the acquisition of Newmark. Certain former shareholders of Newmark have also agreed to transfer their interests in certain other related companies for nominal consideration at the request of BGC. All of these former shareholders of Newmark have agreed to provide services to affiliates of BGC commencing at the closing. The total purchase price of Newmark was $90.1 million. The excess of the purchase price plus the fair value of the noncontrolling interest over the fair value of the net assets acquired has been recorded as goodwill of $59.5 million and was allocated to the Company’s Real Estate Services segment. The acquisition price included approximately 4.83 million shares of the Company’s Class A common stock that may be issued over a five-year period contingent on certain revenue targets being met, with an estimated fair value of $26.8 million. The Company had total direct costs of approximately $3.2 million related to the acquisition of Newmark.

During the three months ended March 31, 2012, the Company purchased a majority interest in another affiliated company of Newmark for a total purchase price of approximately $1.5 million. As a result of such transaction, the Company recognized additional goodwill of approximately $0.8 million which was allocated to the Company’s Real Estate Services segment. Also during the three months ended March 31, 2012, the Company purchased additional noncontrolling interests related to Newmark for approximately $1.5 million.

The Company has made a preliminary allocation of the purchase price to the assets acquired and liabilities assumed as of the acquisition date. The Company expects to finalize its analysis of the intangible assets and receivables (including contingent receivables) acquired within the first year of the acquisition, and therefore adjustments to goodwill, intangible assets, brokerage receivables and commissions payable may occur.

The results of operations of Newmark have been included in the Company’s unaudited condensed consolidated financial statements subsequent to its acquisition.

Goodwill is not amortized and is reviewed annually for impairment or more frequently if impairment indicators arise, in accordance with FASB guidance on Goodwill and Other Intangible Assets.

The changes in the carrying amount of goodwill for the three months ended March 31, 2012 were as follows (in thousands):

	Financial Services	Real Estate Services	Total
Balance at December 31, 2011	$81,602	$59,540	$141,142
Additional goodwill related to Newmark	—	810	810
Cumulative translation adjustment	227	—	227

Balance at March 31, 2012	$81,829	$60,350	$142,179

Other intangible assets consisted of the following (in thousands):

	March 31, 2012	December 31, 2011
Definite life intangible assets:
Patents	$36,123	$35,944
Customer base/relationships	15,339	15,280
Internally developed software	5,722	5,722
Noncompete agreements	3,418	3,418
All other	3,786	3,778

Total gross definite life intangible assets	64,388	64,142
Less: accumulated amortization	53,939	52,996

Net definite life intangible assets	10,449	11,146

Indefinite life intangible assets:
Trade name	4,350	4,348
Horizon license	1,500	1,500

Total net intangible assets	$16,299	$16,994

Intangible amortization expense was $0.9 million for each of the three months ended March 31, 2012 and 2011. Intangible amortization is included as part of “Other expenses” in the Company’s unaudited condensed consolidated statements of operations.

14.	Goodwill and Other Intangible Assets, Net

On October 14, 2011, the Company completed the acquisition of Newmark. Certain former shareholders of Newmark have also agreed to transfer their interests in certain other related companies for nominal consideration at the request of BGC. All of these former shareholders of Newmark have agreed to provide services to affiliates of BGC commencing at the closing. The total purchase price of Newmark was $90.1 million. The excess of the purchase price plus the fair value of the noncontrolling interest over the fair value of the net assets acquired has been recorded as goodwill of $59.5 million and was allocated to the Company’s Real Estate Services segment. The acquisition price included approximately 4.83 million shares of the Company’s Class A common stock that may be issued over a five-year period contingent on certain revenue targets being met, with an estimated fair value of $26.8 million. The Company had total direct costs of approximately $3.2 million related to the acquisition of Newmark. For the year ended December 31, 2011, Newmark’s total U.S. GAAP revenues subsequent to its acquisition by the Company were $47.7 million.

The following tables summarize the preliminary allocation of the purchase price to the assets acquired and liabilities assumed as of the acquisition date (in millions). The Company expects to finalize its analysis of the intangible assets and receivables (including contingent receivables) acquired within the first year of the acquisition, and therefore adjustments to goodwill, intangible assets, brokerage receivables and commissions payable may occur.

Total fair value of consideration	$90.1
Total fair value of noncontrolling interest	14.5

Total fair value of Newmark	104.6
Total fair value of net assets acquired	45.1

Preliminary goodwill related to Newmark	$59.5

October 14, 2011
Assets
Cash and cash equivalents	$14.6
Brokerage receivables, net	77.9
Intangible assets	6.1
Other assets	21.9

Total assets acquired	120.5

Liabilities
Commissions payable, net	47.5
Other liabilities and accrued expenses	27.9

Total liabilities assumed	75.4

Net assets acquired	$45.1

In August 2010, the Company completed the acquisition of various assets and businesses of Mint Partners and Mint Equities (“Mint Partners”), a British financial institution and interdealer broker with offices in London, Dubai and New York. The total purchase price of Mint Partners was $11.2 million. The excess of the purchase price over the fair value of the net assets acquired of $8.0 million has been recorded as goodwill. The acquisition price included shares with an approximate fair value of $3.2 million and REUs with an approximate fair value of $3.6 million that may be issued contingent on certain revenue targets being met.

In June 2009, the Company acquired all of the outstanding shares of Liquidez Distribuidora de Títulos e Valores Mobiliários Ltda. (“Liquidez”). The purchase price for Liquidez was $15.6 million plus an additional contingent payment subject to achievement of certain profit targets through 2013. As part of the purchase price, the Company issued an aggregate of 1,750,000 limited partnership units to certain shareholders of Liquidez, a portion of which will or have become exchangeable into shares of the Company’s Class A common stock with an approximate fair value of $2.3 million. An additional 250,000 limited partnership units were issued to brokers and accounted for as compensation. The goodwill attributed to this acquisition was $12.0 million.

The results of operations of Newmark, Mint Partners and Liquidez have been included in the Company’s consolidated financial statements subsequent to their respective dates of acquisition.

Goodwill is not amortized and is reviewed annually for impairment or more frequently if impairment indicators arise, in accordance with FASB guidance on Goodwill and Other Intangible Assets. The Company completed its annual goodwill impairment testing during the fourth quarter of 2011, which did not result in any goodwill impairment.

The changes in the carrying amount of goodwill for the year ended December 31, 2011 were as follows (in thousands):

	Financial Services	Real Estate Services	Total
Balance at December 31, 2010	$82,853	$—	$82,853
Newmark acquisition	—	59,540	59,540
Cumulative translation adjustment	(1,251)	—	(1,251)

Balance at December 31, 2011	$81,602	$59,540	$141,142

Other intangible assets consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Definite life intangible assets:
Patents	$35,944	$37,278
Customer base/relationships	15,280	15,603
Internally developed software	5,722	5,722
Noncompete agreements	3,418	1,628
All other	3,778	3,709

Total gross definite life intangible assets	64,142	63,940
Less: accumulated amortization	52,996	51,837

Net definite life intangible assets	11,146	12,103

Indefinite life intangible assets:
Trade name	4,348	—
Horizon license	1,500	1,500

Total net intangible assets	$16,994	$13,603

Intangible amortization expense was $3.5 million, $4.1 million and $4.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Intangible amortization is included as part of “Other expenses” in the Company’s consolidated statements of operations. The estimated aggregate amortization for each of the next five fiscal years and thereafter is as follows: $3.3 million in 2012, $2.6 million in 2013, $2.0 million in 2014, $2.2 million in 2015, $0.2 million in 2016 and $0.8 million thereafter.